Earnings Per Common Share - Antidilutive Securities Excluded from the Computation of Earnings Per Share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Share equivalents (in shares)	823	19	640